UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Fund

Semiannual report 11/30/18

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail unless you specifically request paper copies of the reports of the fund or you receive them from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as both short- and long-term yields rose steadily higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy, raising interest rates in June and September and once again after period end in December. However, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
34	Financial statements
38	Financial highlights
48	Notes to financial statements
61	Continuation of investment advisory and subadvisory agreements
67	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/18 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Most segments of the fixed-income market lost ground

Although domestic high-yield bonds delivered a narrow gain, investment-grade and emerging-market issues finished the period in the red.

The fund underperformed its benchmark

The fund posted a loss and lagged the Bloomberg Barclays U.S. Aggregate Bond Index, with the majority of the shortfall coming from foreign currency exposure.

Duration positioning was a positive

The fund had lower interest-rate sensitivity than its benchmark, which helped performance at a time of rising yields.

PORTFOLIO COMPOSITION AS OF 11/30/18 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

Can you describe the investment environment during the six months ended November 30, 2018?

The period brought a series of challenges for the world financial markets, leading to a loss of 0.30% for the Bloomberg Barclays U.S. Aggregate Bond Index and weaker returns for certain higher-risk asset classes. U.S. Federal Reserve (Fed) policy was one of the key factors affecting market performance. Strengthening economic growth prompted the Fed to continue raising short-term interest rates and removing stimulus through the unwinding of its quantitative easing program. These developments contributed to a sharp increase in U.S. Treasury yields and caused the 10-year note to reach to its highest yield since 2011 in early October. (Prices and yields move in opposite directions.)

While signs of a global economic slowdown and dovish commentary from the Fed sparked a rally in November, U.S. Treasury yields nonetheless finished higher across the curve. Higher government bond yields, in turn, led to weak performance for investment-grade corporate issues, mortgage-backed securities, and securitized assets. These categories also faced the headwind of rising investor risk aversion during the final two months of the period, leading to underperformance versus Treasuries.

High-yield bonds bucked the broader downtrend and delivered a narrow gain. Although the category weakened in tandem with other higher-risk assets from October onward, the major indexes closed in positive territory due to the contribution from yield and favorable fundamental trends such as corporations' robust earnings and improving balance sheets.

The story was much different in the emerging markets, which lagged other fixed-income categories by a wide margin. The asset class faced the highly challenging combination of slowing global growth, protectionist U.S. trade policy, rising interest rates in the developed markets, and political uncertainty in a number of countries. Emerging-market currencies also slid, pressuring the returns of local-currency bonds.

Currency weakness was a notable trend in the developed markets, as well. The U.S. economy continued to grow at a higher rate than other regions, and the Fed tightened policy at a faster pace

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       4

than its global peers. Together, these trends led to a strong, steady rally in the U.S. dollar throughout the course of the period.

What aspects of your positioning hurt and helped performance?

The fund posted a loss and trailed the return of its index, with the bulk of the deficit coming from foreign currency exposure. We established a long position in the euro against the U.S. dollar at the beginning of 2018 on the belief that growth and interest rates in Europe would begin to converge with those of the United States. In fact, the opposite occurred: U.S. growth accelerated as Europe's waned, and the European Central Bank—while tightening policy—didn't move enough to offset the Fed's multiple interest-rate increases. The euro declined against the dollar as a result, hurting the fund's performance. We retained the long in the euro at the close of the period on the belief that the euro could benefit from stable eurozone growth and the potential for a more hawkish European Central Bank (ECB) against the backdrop of potentially slower U.S. growth and a more dovish tone from the Fed. Exposures to emerging-market currencies through positions in local currency bonds also detracted from results.

Security selection was a modest detractor. The fund's holdings lagged somewhat in the emerging markets, as well as in domestic, investment-grade financials and the industrials sector within high yield. We made up for some of the shortfall from selection and currency positioning through our asset-allocation strategy. We gained a meaningful benefit from overweight positions in high-yield bonds and convertible bonds, both of which outperformed the index. On the negative side, an allocation to the emerging markets and sizable underweight in U.S. Treasuries detracted.

The fund's duration positioning (interest-rate sensitivity) was a further positive. We entered the year with a below-benchmark duration in response to the outlook for continued Fed tightening. Given

COUNTRY COMPOSITION AS OF 11/30/18 (%)

United States	60.2
Mexico	5.2
Supranational	4.3
Indonesia	3.9
Canada	3.4
Norway	2.0
Ireland	2.0
Australia	1.9
Brazil	1.8
Netherlands	1.7
Other countries	13.6
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       5

"Although investor sentiment has declined steadily since the late summer, we continue to see the glass as being half full."
that rates indeed rose, this aspect of our approach helped cushion the effect of the downturn in the broader market. We gradually brought duration to a neutral level in the latter part of the period.

How would you characterize your recent portfolio activity?

We maintained a fairly stable approach over the past six months. We reduced the fund's weighting in investment-grade corporates, and we reallocated the proceeds to short-duration, higher-quality asset-backed securities, and commercial mortgage-backed securities. In addition, we increased the portfolio's allocation to senior loans. Loans typically offer floating-rate features that adjust upward as short-term interest rates rise, which we see as a way to earn attractive yields and reduce the portfolio's interest-rate risk. We also modestly increased the fund's weighting in high yield, while reducing its allocations to supranational bonds.

QUALITY COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       6

On balance, the majority of these moves represented decisions at the individual security level rather than broad-based shifts to the portfolio's positioning.

What was your view regarding market conditions at the close of the period?

Although investor sentiment has declined steadily since the late summer, we continue to see the glass as being half full. We believe the worries about a trade war between the United States and China have become exaggerated, and we don't see the world economy slipping into a recession as a result of trade disputes. We would also note that global growth, while slowing, remains positive. Nevertheless, we remain cautious about the possibility of additional near-term market volatility stemming from issues such as the ongoing Brexit negotiations, Italy's 2019 budget dispute, and headlines related to U.S. rhetoric on trade.

Our response to these circumstances was to take a balanced approach that seeks to capitalize on select opportunities and maintain an attractive yield, while also being very mindful of the potential risks. This translated to a portfolio that was diversified among all segments of the market—including those that tend to be more volatile—but with a broadly defensive approach. For example, we continued to hold a sizable allocation to high yield, but with an emphasis B and BB rated issues over lower-quality CCC rated debt. In the emerging markets, we continued to emphasize issuers that were better positioned to weather economic and financial market disruptions—such as Malaysia, the Philippines, and Mexico—over less stable countries such as Turkey and Argentina. We believe this focus on balance, diversification, and risk management is the prudent strategy given the potential for ongoing volatility in asset prices.

MANAGED BY

Daniel S. Janis III On the fund since 1999 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986
Christopher M. Chapman, CFA On the fund since 2017 Investing since 1999

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-18	as of 11-30-18
Class A	-6.60	0.94	6.23	-4.75	4.80	83.06	3.55	3.54
Class B	-8.09	0.66	6.07	-6.02	3.34	80.25	2.99	2.98
Class C	-4.32	1.05	5.92	-2.12	5.34	77.74	2.99	2.98
Class I2	-2.43	2.07	7.01	-0.50	10.76	96.94	3.97	3.96
Class R1[2]	-3.02	1.38	6.34	-0.96	7.10	84.85	3.35	3.34
Class R2[2,3]	-2.81	1.63	6.64	-0.85	8.40	90.15	3.60	3.59
Class R3[2,3]	-2.94	1.51	6.44	-0.92	7.79	86.64	3.45	3.44
Class R4[2,3]	-2.56	1.89	6.80	-0.72	9.79	92.98	3.85	3.74
Class R5[2,3]	-2.37	2.08	7.02	-0.62	10.87	97.12	4.04	4.03
Class R6[2,3]	-2.31	2.18	7.01	-0.43	11.38	96.93	4.09	4.09
Index†	-1.34	2.03	3.67	-0.30	10.58	43.36	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	0.80	1.50	1.50	0.50	1.15	0.90	1.05	0.75	0.45	0.40
Net (%)	0.79	1.49	1.49	0.49	1.14	0.89	1.04	0.64	0.44	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-08	18,025	18,025	14,336
Class C4	11-30-08	17,774	17,774	14,336
Class I2	11-30-08	19,694	19,694	14,336
Class R1[2]	11-30-08	18,485	18,485	14,336
Class R2[2,3]	11-30-08	19,015	19,015	14,336
Class R3[2,3]	11-30-08	18,664	18,664	14,336
Class R4[2,3]	11-30-08	19,298	19,298	14,336
Class R5[2,3]	11-30-08	19,712	19,712	14,336
Class R6[2,3]	11-30-08	19,693	19,693	14,336

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3-1-12; Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered 9-1-11. Returns prior to these dates are those of Class A, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2018	Ending value on 11-30-2018	Expenses paid during period ended 11-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 992.10	$4.00	0.80%
	Hypothetical example	1,000.00	1,021.10	4.05	0.80%
Class B	Actual expenses/actual returns	1,000.00	988.60	7.48	1.50%
	Hypothetical example	1,000.00	1,017.50	7.59	1.50%
Class C	Actual expenses/actual returns	1,000.00	988.60	7.48	1.50%
	Hypothetical example	1,000.00	1,017.50	7.59	1.50%
Class I	Actual expenses/actual returns	1,000.00	995.00	2.60	0.52%
	Hypothetical example	1,000.00	1,022.50	2.64	0.52%
Class R1	Actual expenses/actual returns	1,000.00	990.40	5.74	1.15%
	Hypothetical example	1,000.00	1,019.30	5.82	1.15%
Class R2	Actual expenses/actual returns	1,000.00	991.50	4.49	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class R3	Actual expenses/actual returns	1,000.00	990.80	5.19	1.04%
	Hypothetical example	1,000.00	1,019.90	5.27	1.04%
Class R4	Actual expenses/actual returns	1,000.00	992.80	3.25	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class R5	Actual expenses/actual returns	1,000.00	993.80	2.25	0.45%
	Hypothetical example	1,000.00	1,022.80	2.28	0.45%
Class R6	Actual expenses/actual returns	1,000.00	995.70	2.00	0.40%
	Hypothetical example	1,000.00	1,023.10	2.03	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

Fund’s investments
AS OF 11-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 22.9%					$699,031,120
(Cost $784,866,712)
Australia 1.6%					49,527,579
Commonwealth of Australia	5.750	07-15-22	AUD	6,220,000	5,122,343
New South Wales Treasury Corp.	4.000	04-08-21	AUD	3,875,000	2,950,614
New South Wales Treasury Corp.	6.000	03-01-22	AUD	6,755,000	5,509,352
Queensland Treasury Corp.	5.500	06-21-21	AUD	18,320,000	14,460,989
Queensland Treasury Corp.	6.000	07-21-22	AUD	15,580,000	12,810,704
Western Australian Treasury Corp.	2.500	07-23-24	AUD	12,000,000	8,673,577
Austria 0.4%					11,172,717
Republic of Austria (A)	0.000	07-15-23	EUR	9,810,000	11,172,717
Brazil 1.8%					54,281,423
Federative Republic of Brazil	10.000	01-01-21	BRL	81,660,000	21,908,491
Federative Republic of Brazil	10.000	01-01-23	BRL	121,340,000	32,372,932
Canada 1.4%					43,254,609
Canada Housing Trust No. 1	2.350	06-15-23	CAD	8,530,000	6,369,011
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,603,360
Export Development Canada	4.875	01-24-19	NZD	11,215,000	7,738,903
Government of Canada	1.750	03-01-23	CAD	19,339,000	14,284,500
Province of Quebec	3.000	09-01-23	CAD	16,050,000	12,258,835
Colombia 1.4%					41,716,730
Republic of Colombia	4.000	02-26-24		5,050,000	4,971,725
Republic of Colombia	4.500	01-28-26		11,740,000	11,681,300
Republic of Colombia	7.000	09-11-19	COP	18,687,100,000	5,871,528
Republic of Colombia	7.000	05-04-22	COP	32,937,000,000	10,553,192
Republic of Colombia	11.000	07-24-20	COP	25,684,200,000	8,638,985
Finland 0.3%					10,888,241
Republic of Finland (A)	1.500	04-15-23	EUR	8,960,000	10,888,241
Hungary 1.0%					30,812,061
Republic of Hungary	6.250	01-29-20		16,105,000	16,555,553
Republic of Hungary	6.375	03-29-21		13,536,000	14,256,508
Indonesia 3.6%					108,510,191
Republic of Indonesia (A)	2.150	07-18-24	EUR	5,440,000	6,172,230
Republic of Indonesia	5.625	05-15-23	IDR	55,409,000,000	3,548,655
Republic of Indonesia (A)	5.875	01-15-24		4,100,000	4,325,127
Republic of Indonesia	6.125	05-15-28	IDR	273,782,000,000	16,940,889
Republic of Indonesia	6.625	05-15-33	IDR	137,412,000,000	8,397,000
Republic of Indonesia	7.000	05-15-22	IDR	123,766,000,000	8,451,022
Republic of Indonesia	7.000	05-15-27	IDR	179,050,000,000	11,780,182
Republic of Indonesia	7.500	08-15-32	IDR	52,218,000,000	3,448,341
Republic of Indonesia	7.500	05-15-38	IDR	101,308,000,000	6,644,076
12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.250	07-15-21	IDR	105,828,000,000	$7,520,954
Republic of Indonesia	8.375	03-15-24	IDR	107,340,000,000	7,651,329
Republic of Indonesia	8.375	09-15-26	IDR	151,916,000,000	10,911,653
Republic of Indonesia	8.750	05-15-31	IDR	103,811,000,000	7,618,925
Republic of Indonesia	9.000	03-15-29	IDR	68,320,000,000	5,099,808
Ireland 1.9%					57,360,599
Republic of Ireland	3.400	03-18-24	EUR	19,393,000	25,633,262
Republic of Ireland	3.900	03-20-23	EUR	23,985,000	31,727,337
Malaysia 1.5%					44,568,729
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,107,609
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,748,619
Government of Malaysia	3.844	04-15-33	MYR	42,861,000	9,415,920
Government of Malaysia	3.882	03-14-25	MYR	17,635,000	4,172,501
Government of Malaysia	3.899	11-16-27	MYR	21,209,000	4,945,795
Government of Malaysia	4.059	09-30-24	MYR	65,830,000	15,732,340
Government of Malaysia	4.160	07-15-21	MYR	22,538,000	5,445,945
Mexico 2.2%					67,780,970
Government of Mexico	4.600	01-23-46		7,247,000	6,232,420
Government of Mexico	6.500	06-10-21	MXN	334,600,000	15,633,709
Government of Mexico	7.750	05-29-31	MXN	196,082,000	8,490,087
Government of Mexico	8.000	06-11-20	MXN	147,800,000	7,206,954
Government of Mexico	8.000	12-07-23	MXN	264,360,000	12,507,444
Government of Mexico	10.000	12-05-24	MXN	344,353,000	17,710,356
New Zealand 0.6%					17,580,587
Dominion of New Zealand	3.000	04-15-20	NZD	2,135,000	1,492,175
Dominion of New Zealand	6.000	05-15-21	NZD	19,040,000	14,395,061
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	2,210,000	1,693,351
Norway 1.6%					50,229,197
Government of Norway (A)	2.000	05-24-23	NOK	81,645,000	9,740,965
Government of Norway (A)	3.750	05-25-21	NOK	181,810,000	22,481,564
Government of Norway (A)	4.500	05-22-19	NOK	152,221,000	18,006,668
Philippines 1.5%					46,642,963
Republic of Philippines	3.500	03-20-21	PHP	200,160,000	3,560,336
Republic of Philippines	3.500	04-21-23	PHP	567,450,000	9,423,372
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	364,186
Republic of Philippines	4.950	01-15-21	PHP	364,760,000	6,848,693
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	4,669,932
Republic of Philippines	6.500	04-28-21	PHP	498,000,000	9,470,617
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	7,288,628
Republic of Philippines	8.125	12-16-35	PHP	254,043,000	5,017,199
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Portugal 0.5%					$15,331,075
Republic of Portugal (A)	3.850	04-15-21	EUR	6,275,000	7,763,032
Republic of Portugal (A)	5.125	10-15-24		7,310,000	7,568,043
Singapore 1.1%					33,365,581
Republic of Singapore	3.250	09-01-20	SGD	37,695,000	28,052,043
Republic of Singapore	3.375	09-01-33	SGD	6,670,000	5,313,538
Sweden 0.4%					13,809,184
Kingdom of Sweden (A)	0.125	04-24-23	EUR	12,110,000	13,809,184
United Kingdom 0.1%					2,198,684
Government of United Kingdom	3.750	09-07-20	GBP	1,640,000	2,198,684

Corporate bonds 40.0%					$1,219,563,255
(Cost $1,314,005,785)
Communication services 2.9%					89,648,652
Entertainment 0.6%
Netflix, Inc.	3.625	05-15-27	EUR	7,855,000	8,624,623
Netflix, Inc. (A)	5.875	11-15-28		3,945,000	3,905,550
Netflix, Inc. (A)	6.375	05-15-29		6,190,000	6,267,375
Interactive media and services 0.1%
Cimpress NV (A)	7.000	06-15-26		4,870,000	4,736,075
Media 2.0%
CCO Holdings LLC (A)	5.000	02-01-28		7,440,000	6,928,500
CCO Holdings LLC (A)	5.125	05-01-27		5,170,000	4,898,575
CCO Holdings LLC	5.750	01-15-24		11,485,000	11,542,425
CSC Holdings LLC (A)	5.375	02-01-28		15,117,000	14,209,980
CSC Holdings LLC (A)	5.500	04-15-27		5,850,000	5,616,000
Lamar Media Corp.	5.000	05-01-23		1,491,000	1,487,273
Nexstar Broadcasting, Inc.	5.875	11-15-22		4,325,000	4,368,250
Sinclair Television Group, Inc. (A)	5.625	08-01-24		5,915,000	5,634,038
Tribune Media Company	5.875	07-15-22		5,720,000	5,791,500
Wireless telecommunication services 0.2%
America Movil SAB de CV	7.125	12-09-24	MXN	133,000,000	5,638,488
Consumer discretionary 2.3%					70,714,059
Automobiles 0.1%
Ford Motor Company	6.625	10-01-28		3,306,000	3,320,277
Hotels, restaurants and leisure 1.7%
Hilton Domestic Operating Company, Inc. (A)	5.125	05-01-26		6,035,000	5,914,300
International Game Technology PLC (A)	6.500	02-15-25		11,415,000	11,646,725
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		9,110,000	8,984,738
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		9,961,000	9,767,956
14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (A)	4.625	01-15-22		14,680,000	$14,606,600
New Red Finance, Inc. (A)	5.000	10-15-25		2,700,000	2,544,750
Internet and direct marketing retail 0.5%
Expedia Group, Inc.	5.000	02-15-26		13,880,000	13,928,713
Consumer staples 2.2%					66,120,115
Beverages 0.9%
Constellation Brands, Inc.	4.250	05-01-23		10,990,000	11,049,499
Molson Coors Brewing Company	1.250	07-15-24	EUR	5,375,000	6,010,029
Molson Coors Brewing Company	3.000	07-15-26		10,130,000	9,026,209
Food and staples retailing 0.4%
Aramark Services, Inc. (A)	5.000	04-01-25		6,640,000	6,608,261
Aramark Services, Inc.	5.125	01-15-24		5,400,000	5,427,000
Food products 0.9%
Darling Global Finance BV (A)	3.625	05-15-26	EUR	4,685,000	5,317,149
Kraft Heinz Foods Company	3.950	07-15-25		5,570,000	5,342,075
Kraft Heinz Foods Company (A)	4.875	02-15-25		9,145,000	9,175,793
Post Holdings, Inc. (A)	5.500	03-01-25		8,560,000	8,164,100
Energy 5.9%					179,322,351
Oil, gas and consumable fuels 5.9%
Aker BP ASA (A)	5.875	03-31-25		11,850,000	11,820,375
Antero Resources Corp.	5.625	06-01-23		5,590,000	5,548,075
Blue Racer Midstream LLC (A)	6.125	11-15-22		4,660,000	4,613,400
Canadian Natural Resources, Ltd.	3.850	06-01-27		13,460,000	12,616,720
Chesapeake Energy Corp. (B)	8.000	06-15-27		5,075,000	4,821,250
Concho Resources, Inc.	4.375	01-15-25		6,710,000	6,561,521
ConocoPhillips Company	4.950	03-15-26		9,240,000	9,762,190
DCP Midstream Operating LP	5.375	07-15-25		11,960,000	11,974,950
Enbridge, Inc.	4.250	12-01-26		11,060,000	10,789,494
Enterprise Products Operating LLC	3.350	03-15-23		7,486,000	7,317,846
MPLX LP	4.800	02-15-29		1,845,000	1,815,534
MPLX LP	5.500	02-15-23		9,822,000	10,004,701
Newfield Exploration Company	5.375	01-01-26		6,450,000	6,425,813
Newfield Exploration Company	5.625	07-01-24		6,320,000	6,462,200
Parsley Energy LLC (A)	5.625	10-15-27		13,820,000	13,129,000
Pertamina Persero PT (A)	4.300	05-20-23		4,970,000	4,841,784
Petroleos Mexicanos	6.000	03-05-20		3,685,000	3,734,932
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	89,890,000	3,532,993
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	171,257,500	7,730,149
Targa Resources Partners LP (A)	5.875	04-15-26		4,875,000	4,850,625
The Williams Companies, Inc.	3.700	01-15-23		7,510,000	7,300,565
The Williams Companies, Inc.	3.750	06-15-27		9,235,000	8,541,071
The Williams Companies, Inc.	4.550	06-24-24		4,205,000	4,210,083
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Transcontinental Gas Pipe Line Company LLC	7.850	02-01-26		9,100,000	$10,917,080
Financials 14.0%					425,668,790
Banks 10.0%
Asian Development Bank	4.625	03-06-19	NZD	17,745,000	12,275,565
Asian Development Bank	5.000	03-09-22	AUD	7,040,000	5,547,897
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		8,130,000	7,662,606
Bank of America Corp. (3 month LIBOR + 0.650%) (C)	3.388	12-01-26		9,480,000	8,960,279
Bank of Ireland Group PLC (A)	4.500	11-25-23		3,435,000	3,345,728
BankUnited, Inc.	4.875	11-17-25		10,190,000	10,317,233
BNG Bank NV	0.250	02-22-23	EUR	5,465,000	6,247,628
BNG Bank NV	0.250	06-07-24	EUR	5,350,000	6,057,463
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	47,450,000,000	3,304,995
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23		10,927,000	10,052,840
Inter-American Development Bank	6.500	08-20-19	AUD	9,360,000	7,048,487
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	5,395,000	3,979,350
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	18,085,000	12,722,020
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	41,910,000	5,044,131
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	10,438,000	7,215,972
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	19,415,000	14,127,419
International Bank for Reconstruction & Development	5.750	10-28-19	INR	500,400,000	7,024,167
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	21,280,000,000	1,466,183
International Finance Corp.	2.800	08-15-22	AUD	13,005,000	9,590,781
International Finance Corp.	3.625	05-20-20	NZD	10,695,000	7,500,366
JPMorgan Chase & Co.	2.750	06-23-20		13,100,000	12,990,984
JPMorgan Chase & Co.	2.750	08-24-22	EUR	3,695,000	4,518,788
JPMorgan Chase & Co. (3 month LIBOR + 1.000%) (C)	3.616	05-15-77		12,055,000	10,126,200
JPMorgan Chase & Co. (6.100% to 10-1-24, then 3 month LIBOR + 3.330%) (D)	6.100	10-01-24		2,253,000	2,281,163
KfW	0.000	09-15-23	EUR	2,675,000	3,022,681
KfW	0.375	03-15-23	EUR	4,115,000	4,740,146
KfW	2.125	08-15-23	EUR	8,370,000	10,414,861
KfW	3.750	05-29-20	NZD	7,635,000	5,359,647
16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
KfW	6.000	08-20-20	AUD	14,710,000	$11,416,943
Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875	05-29-19	NZD	11,025,000	7,638,615
Landwirtschaftliche Rentenbank	3.000	02-13-23	NZD	7,225,000	5,010,771
MB Financial Bank NA (4.000% to 12-1-22, then 3 month LIBOR + 1.873%)	4.000	12-01-27		7,910,000	7,821,931
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,389,848
Realkredit Danmark A/S	2.000	04-01-19	DKK	128,735,000	19,670,447
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		7,445,000	6,998,300
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		6,000,000	6,007,500
U.S. Bancorp	0.850	06-07-24	EUR	3,935,000	4,417,220
Wells Fargo & Company	3.250	04-27-22	AUD	8,840,000	6,463,742
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.235	07-27-21	AUD	7,815,000	5,758,000
Westpac Banking Corp.	5.000	10-21-19	GBP	4,280,000	5,624,622
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	3,855,896
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		7,675,000	7,540,688
Capital markets 1.1%
E*TRADE Financial Corp. (5.875% to 9-15-26, then 3 month LIBOR + 4.435%) (D)	5.875	09-15-26		8,515,000	8,174,400
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	12,250,000	9,038,945
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	6,302,000	7,087,315
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.427	02-23-23		8,730,000	8,541,292
Consumer finance 0.2%
Discover Financial Services	4.100	02-09-27		5,595,000	5,201,909
Diversified financial services 1.9%
European Financial Stability Facility	0.125	10-17-23	EUR	9,355,000	10,571,523
European Financial Stability Facility	0.500	01-20-23	EUR	4,665,000	5,391,066
European Financial Stability Facility	1.875	05-23-23	EUR	5,530,000	6,763,002
European Stability Mechanism	0.125	04-22-24	EUR	6,660,000	7,507,223
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26		11,625,000	11,472,422
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	69,080,000	17,701,415
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		12,365,000	14,714,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	5.750	08-15-23		8,790,000	$8,943,825
Health care 1.9%					58,225,768
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	6,133,000	6,975,325
Health care providers and services 1.2%
CVS Health Corp.	4.100	03-25-25		5,015,000	4,939,479
HCA, Inc.	5.000	03-15-24		10,218,000	10,243,545
HCA, Inc.	5.250	04-15-25		5,040,000	5,090,400
HCA, Inc.	5.375	02-01-25		4,345,000	4,372,156
HCA, Inc.	7.500	02-15-22		11,150,000	12,042,000
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,857,474
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,843,454
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	3,570,000	3,942,518
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	5,145,000	5,919,417
Industrials 3.7%					113,985,228
Aerospace and defense 0.2%
Lockheed Martin Corp.	3.100	01-15-23		5,955,000	5,834,635
Air freight and logistics 1.8%
Mexico City Airport Trust (A)	3.875	04-30-28		21,330,000	16,648,065
Mexico City Airport Trust (A)	4.250	10-31-26		16,457,000	13,473,346
Mexico City Airport Trust (A)	5.500	10-31-46		5,705,000	4,251,937
Mexico City Airport Trust (A)	5.500	07-31-47		26,510,000	19,816,213
Construction and engineering 0.4%
AECOM	5.125	03-15-27		8,640,000	7,858,080
HC2 Holdings, Inc. (A)	11.500	12-01-21		4,190,000	3,943,838
Professional services 0.3%
IHS Markit, Ltd.	4.125	08-01-23		10,405,000	10,286,383
Trading companies and distributors 0.8%
United Rentals North America, Inc.	4.625	07-15-23		6,400,000	6,360,000
United Rentals North America, Inc.	4.875	01-15-28		12,485,000	11,259,909
United Rentals North America, Inc.	5.500	05-15-27		6,455,000	6,091,906
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		9,145,000	8,160,916
Information technology 1.6%					47,495,587
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28		1,397,000	1,345,950
18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services 0.5%
Gartner, Inc. (A)	5.125	04-01-25		10,425,000	$10,281,656
IBM Corp.	2.750	12-21-20	GBP	4,025,000	5,249,494
Semiconductors and semiconductor equipment 0.6%
Microchip Technology, Inc. (A)	3.922	06-01-21		6,835,000	6,739,894
NXP BV (A)	4.625	06-01-23		10,820,000	10,610,308
Software 0.4%
Citrix Systems, Inc.	4.500	12-01-27		3,455,000	3,244,755
VMware, Inc.	2.950	08-21-22		10,595,000	10,023,530
Materials 3.0%					92,329,378
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,421,974
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		9,450,000	9,069,165
Containers and packaging 2.6%
Avery Dennison Corp.	1.250	03-03-25	EUR	5,050,000	5,587,860
Ball Corp.	4.000	11-15-23		12,570,000	12,255,750
Ball Corp.	4.875	03-15-26		7,095,000	6,970,838
Ball Corp.	5.250	07-01-25		12,820,000	13,012,300
Crown Americas LLC	4.500	01-15-23		10,700,000	10,512,750
Crown Cork & Seal Company, Inc.	7.375	12-15-26		6,138,000	6,567,660
Sealed Air Corp. (A)	4.875	12-01-22		7,585,000	7,556,556
Sealed Air Corp. (A)	5.125	12-01-24		6,275,000	6,118,125
Sealed Air Corp. (A)	6.500	12-01-20		11,785,000	12,256,400
Real estate 0.5%					15,818,229
Equity real estate investment trusts 0.5%
Equinix, Inc.	2.875	03-15-24	EUR	4,445,000	5,051,585
Equinix, Inc.	5.375	05-15-27		7,240,000	7,131,400
SBA Tower Trust (A)	3.448	03-15-23		3,690,000	3,635,244
Utilities 2.0%					60,235,098
Electric utilities 1.1%
E.ON International Finance BV	6.000	10-30-19	GBP	2,100,000	2,781,548
Emera US Finance LP	3.550	06-15-26		12,610,000	11,785,528
FirstEnergy Transmission LLC (A)	4.350	01-15-25		12,860,000	12,980,140
Perusahaan Listrik Negara PT (A)	5.450	05-21-28		5,840,000	5,796,477
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	814,021
Independent power and renewable electricity producers 0.9%
Greenko Dutch BV (A)	5.250	07-24-24		6,785,000	6,063,755
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		6,994,000	6,591,845
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		3,733,000	$3,425,028

The AES Corp.	4.500	03-15-23		10,085,000	9,996,756
Convertible bonds 1.2%					$36,469,126
(Cost $34,770,000)
Communication services 0.1%					2,423,004
Media 0.1%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,423,004
Consumer discretionary 0.2%					5,519,944
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		5,711,000	5,519,944
Health care 0.6%					17,123,323
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		2,505,000	10,014,151
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	7,900,000	7,109,172
Information technology 0.1%					4,839,017
Semiconductors and semiconductor equipment 0.1%
Novellus Systems, Inc.	2.625	05-15-41		1,025,000	4,839,017
Utilities 0.2%					6,563,838
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc. (A)	2.750	06-01-48		6,125,000	6,563,838
Capital preferred securities 1.8%					$54,399,278
(Cost $55,141,574)
Financials 1.8%					54,399,278
Banks 1.8%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	12-17-18		16,650,000	13,049,438
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-31-18		21,293,000	17,063,146

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	12-31-18		25,135,000	24,286,694
Term loans (E) 11.5%					$350,174,131
(Cost $356,329,274)
Communication services 2.0%					60,856,689
Diversified telecommunication services 0.5%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25		6,629,900	6,435,180
20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Sable International Finance, Ltd., Term Loan B4 (1 month LIBOR + 3.250%)	5.595	01-30-26	9,075,000	$9,020,550
Entertainment 0.2%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.850	07-03-26	6,000,000	5,910,000
Media 0.8%
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-30-25	10,738,625	10,616,527
Meredith Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25	4,841,610	4,813,093
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.807	01-15-26	8,070,000	7,961,539
Wireless telecommunication services 0.5%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-11-25	9,317,004	9,204,920
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.875	02-02-24	6,992,779	6,894,880
Consumer discretionary 1.8%				54,026,133
Diversified consumer services 0.1%
The ServiceMaster Company LLC, 2016 Term Loan B (1 month LIBOR + 2.500%)	4.845	11-08-23	3,646,073	3,635,426
Hotels, restaurants and leisure 1.7%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%)	4.345	11-30-23	8,204,124	8,103,050
Hilton Worldwide Finance LLC, Term Loan B2 (1 month LIBOR + 1.750%)	4.065	10-25-23	5,659,993	5,601,016
KFC Holding Company, 2018 Term Loan B (1 month LIBOR + 1.750%)	4.053	04-03-25	8,636,258	8,552,573
Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.595	08-29-25	7,970,000	7,935,171
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.595	02-16-24	10,397,653	10,181,901
Wyndham Destinations, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.595	05-30-25	2,200,000	2,182,136
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	4.095	05-30-25	7,920,000	7,834,860
Consumer staples 0.6%				16,764,846
Food and staples retailing 0.4%
Aramark Services, Inc., 2018 Term Loan B2 (1 month LIBOR + 1.750%)	4.095	03-28-24	7,468,356	7,412,344
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	4.095	03-11-25	2,742,028	$2,720,613
Food products 0.2%
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 2.000%)	4.345	06-27-23	6,716,925	6,631,889
Energy 0.5%				16,373,044
Oil, gas and consumable fuels 0.5%
Energy Transfer Equity LP, USD 2017 Term Loan B (1 month LIBOR + 2.000%)	4.345	02-02-24	16,465,581	16,373,044
Financials 1.1%				32,394,593
Capital markets 0.5%
GGP Nimbus LP, 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.849	08-27-25	11,175,000	10,807,790
The Edelman Financial Center LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.686	07-21-25	4,350,000	4,309,241
Diversified financial services 0.4%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.095	10-01-25	11,655,000	11,340,781
Insurance 0.2%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.386	05-16-24	6,096,823	5,936,781
Health care 0.8%				25,750,439
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.475	01-31-25	10,752,081	10,658,001
Health care providers and services 0.5%
Catalent Pharma Solutions, Inc., USD Term Loan B (1 month LIBOR + 2.250%)	4.595	05-20-24	549,890	545,568
Gentiva Health Services, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.125	07-02-25	6,137,941	6,122,596
HCA, Inc., 2018 Term Loan B10 (1 month LIBOR + 2.000%)	4.345	03-13-25	3,079,525	3,067,977
HCA, Inc., Term Loan B11 (1 month LIBOR + 1.750%)	4.095	03-18-23	5,388,303	5,356,297
Industrials 2.0%				60,613,175
Aerospace and defense 0.3%
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.845	06-09-23	7,915,113	7,707,341
22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 0.3%
XPO Logistics, Inc., 2018 Term Loan B (3 month LIBOR + 2.000%)	4.509	02-24-25		8,130,000	$8,040,814
Airlines 0.4%
American Airlines, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.000%)	4.318	10-12-21		3,364,948	3,327,093
American Airlines, Inc., Term Loan B (1 month LIBOR + 2.000%)	4.349	04-28-23		6,433,304	6,296,596
United Airlines, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.095	04-01-24		3,619,875	3,585,957
Building products 0.4%
Builders FirstSource, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	5.386	02-29-24		11,660,633	11,106,753
Construction and engineering 0.2%
AECOM, Term Loan B (1 month LIBOR + 1.750%)	4.095	03-13-25		7,097,325	7,002,718
Electrical equipment 0.1%
Generac Power Systems, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 1.750%)	4.049	05-31-23		4,593,698	4,547,761
Trading companies and distributors 0.3%
United Rentals North America, Inc., Term Loan B (1 month LIBOR + 1.750%)	4.095	10-31-25		9,015,000	8,998,142
Information technology 2.4%					72,906,697
Electronic equipment, instruments and components 0.4%
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	09-07-23		9,613,834	9,489,142
Zebra Technologies Corp., 2018 Term Loan B (3 month LIBOR + 1.750%)	4.095	10-27-21		2,359,539	2,350,030
IT services 0.9%
Altran Technologies SA, 2018 USD Term Loan B (3 month LIBOR + 2.250%)	4.588	03-20-25		4,716,300	4,692,719
Altran Technologies SA, EUR 1st Lien Term Loan (3 month EURIBOR + 2.750%)	2.750	03-20-25	EUR	4,473,989	5,052,342
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%)	4.315	07-08-22		11,209,639	11,040,149
Vantiv LLC, 2018 1st Lien Term Loan B4 (1 month LIBOR + 1.750%)	4.057	08-09-24		7,759,180	7,682,984
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	05-29-25		5,249,655	5,188,969
Micron Technology, Inc., Term Loan (1 month LIBOR + 1.750%)	4.100	04-26-22		6,465,118	6,432,793
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.7%
Almonde, Inc., USD 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.886	06-13-24		2,366,980	$2,286,242
Avaya, Inc., 2018 Term Loan B (1 and 2 month LIBOR + 4.250%)	6.608	12-15-24		7,493,375	7,384,721
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.595	04-16-25		1,644,527	1,603,710
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.595	04-16-25		4,308,594	4,201,655
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.595	04-16-25		5,655,000	5,501,241
Materials 0.3%					10,488,515
Containers and packaging 0.3%
Berry Global, Inc., 2018 Term Loan S (1 month LIBOR + 1.750%)	4.068	02-08-20		3,995,502	3,967,214
Berry Global, Inc., Term Loan Q (1 month LIBOR + 2.000%)	4.318	10-01-22		4,718,647	4,659,664

Crown European Holdings SA, 2018 EUR Term Loan (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	1,645,875	1,861,637
Collateralized mortgage obligations 10.1%					$306,665,782
(Cost $318,905,318)
Commercial and residential 9.8%					298,041,887
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (F)	4.223	04-25-35		1,840,398	1,860,526
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (A)(F)	3.258	04-27-48		3,931,959	3,917,318
AOA Mortgage Trust Series 2015-1177, Class C (A)(F)	3.110	12-13-29		2,040,000	1,983,062
Arroyo Mortgage Trust Series 2018-1, Class A1 (A)(F)	3.763	04-25-48		7,123,205	7,091,941
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(F)	3.716	04-14-33		5,220,000	4,873,132
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	3.157	09-15-34		9,670,000	9,670,319
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28		7,148,520	7,143,950
Series 2017-DELC, Class B (1 month LIBOR + 1.030%) (A)(C)	3.337	08-15-36		9,665,000	9,653,671
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (A)(C)	3.428	03-15-37		5,650,000	5,634,051
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.744	03-15-37		4,950,000	4,936,008
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (F)	4.082	01-25-35		1,780,556	1,785,462
Bear Stearns ALT-A Trust
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (C)	3.015	09-25-34		473,150	470,117
24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-8, Class 2A (1 month LIBOR + 0.680%) (C)	2.995	09-25-34	3,440,784	$3,361,669
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (A)(C)	3.557	07-15-35	12,705,000	12,688,974
BWAY Mortgage Trust Series 2013-1515, Class F (A)(F)	4.058	03-10-33	4,767,000	4,494,012
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.628	03-15-37	2,625,000	2,620,041
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	7,142,000	6,855,354
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (A)(C)	3.277	07-15-32	7,230,000	7,207,349
CLNS Trust Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (A)(C)	3.318	06-11-32	6,255,000	6,235,309
Cold Storage Trust Series 2017-ICE3 (1 month LIBOR + 1.000%) (A)(C)	3.307	04-15-36	8,950,000	8,941,406
COLT Mortgage Loan Trust Series 2018-2, Class A1 (A)(F)	3.470	07-27-48	4,764,087	4,729,826
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	8,550,000	8,756,359
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	6,715,000	6,745,255
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	3.007	06-15-34	6,585,000	6,568,479
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	0.810	09-19-44	13,597,158	460,128
Series 2005-AR2, Class X2 IO	1.194	03-19-45	22,677,871	624,986
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (A)(F)	3.495	12-15-34	6,035,000	5,994,946
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (F)	5.856	07-10-38	1,103,717	1,103,419
GS Mortgage Securities Trust
Series 2017-FARM, Class A (A)(F)	3.659	01-10-43	5,050,000	4,908,099
Series 2018-CHLL, Class A (1 month LIBOR + 0.750%) (A)(C)	3.057	02-15-37	5,350,000	5,334,876
Series 2018-RIVR, Class C (1 month LIBOR + 1.250%) (A)(C)	3.557	07-15-35	2,860,000	2,856,325
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (A)(C)	3.640	07-15-35	2,860,000	2,828,750
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (F)	4.437	09-25-35	2,251,431	2,270,815
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.959	05-19-35	8,101,477	291,348
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-3, Class ES IO (A)	0.000	05-19-47	20,746,005	$226,544
Series 2007-4, Class ES IO	0.000	07-19-47	21,422,111	322,199
Series 2007-6, Class ES IO (A)	0.000	08-19-37	18,497,577	327,481
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	4,450,000	4,364,971
Series 2016-HHV, Class B (A)(F)	4.333	11-05-38	4,685,000	4,712,331
Homestar Mortgage Acceptance Corp. Series 2004-6, Class M3 (1 month LIBOR + 1.100%) (C)	3.415	01-25-35	5,265,000	5,240,757
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	7,990,000	7,433,677
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (A)	4.155	08-05-34	8,800,000	8,574,147
IMT Trust Series 2017-APTS, Class DFL (1 month LIBOR + 1.550%) (A)(C)	3.857	06-15-34	4,970,000	4,957,524
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.054	10-25-36	28,883,601	981,855
Series 2005-AR18, Class 2X IO	0.665	10-25-36	30,088,481	123,167
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	8,200,000	8,140,611
Series 2016-NINE, Class A (A)(F)	2.949	10-06-38	10,155,000	9,473,115
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(C)	3.217	06-15-35	2,750,000	2,743,071
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	4.412	07-25-35	1,582,644	1,607,831
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (F)	4.139	12-25-34	683,899	682,951
Series 2005-A2, Class A2 (F)	3.536	02-25-35	1,088,128	1,124,484
Series 2006-3, Class 2A1 (F)	4.341	10-25-36	1,052,792	1,039,380
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (A)	2.200	09-13-31	15,860,000	15,365,720
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	3.307	11-15-34	4,655,000	4,641,719
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1 (F)	4.356	10-25-34	1,157,691	1,172,981
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	3.815	06-25-57	2,886,630	2,948,441
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	4,610,000	4,486,948
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	8,025,000	7,964,131
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.625	11-25-35	979,024	966,794
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(F)	4.534	01-05-43	6,695,000	5,375,975
26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (A)(F)	3.793	03-25-48	5,780,491	$5,750,271
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (F)	4.288	08-25-34	3,834,347	3,826,694
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (F)	4.332	12-25-33	1,082,720	1,070,911
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (F)	4.324	10-25-33	2,037,652	2,056,045
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (C)	2.775	04-25-45	2,108,129	2,107,691
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(C)	3.057	12-15-34	6,805,000	6,786,514
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (F)	4.879	12-25-34	780,193	793,675
Worldwide Plaza Trust Series 2017-WWP, Class A (A)	3.526	11-10-36	5,960,000	5,753,999
U.S. Government Agency 0.3%				8,623,895
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	5,115,906	545,394
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (C)	3.265	05-25-24	510,571	510,990
Series 2016-C03, Class 1M1 (1 month LIBOR + 2.000%) (C)	4.315	10-25-28	2,439,695	2,462,842
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (C)	3.665	01-25-29	921,813	923,209
Series 2016-C07, Class 2M1 (1 month LIBOR + 1.300%) (C)	3.615	05-25-29	1,157,494	1,159,136
Series 402, Class 3 IO	4.000	11-25-39	1,259,784	270,005
Series 402, Class 7 IO	4.500	11-25-39	2,395,613	513,503
Series 406, Class 3 IO	4.000	01-25-41	3,190,447	700,100
Series 407, Class 4 IO	4.500	03-25-41	4,548,010	1,082,940

Series 407, Class 8 IO	5.000	03-25-41	1,926,893	455,776
Asset backed securities 4.9%				$151,197,603
(Cost $151,551,285)
Asset backed securities 4.9%				151,197,603
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.989	05-25-36	12,776,767	12,612,957
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	3,085,000	3,086,774
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	9,456,000	9,522,596
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	12,060,125	12,104,386
Series 2017-1A, Class A2II (A)	4.030	11-20-47	10,266,300	9,903,694
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	7,034,625	$7,138,104
Series 2017-1A, Class A2II (A)	3.082	07-25-47	5,655,413	5,491,575
EquiFirst Mortgage Loan Trust Series 2015-1, Class M2 (1 month LIBOR + 0.675%) (C)	2.990	04-25-35	1,812,269	1,813,378
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,703,825	2,686,629
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.685	10-25-35	3,942,985	3,888,393
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (C)	3.815	06-25-33	1,004,219	1,022,238
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(C)	3.203	07-17-37	5,299,350	5,253,079
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	4,004,059	3,997,795
New Residential Mortgage LLC Series 2018-FNT2, Class A (A)	3.790	07-25-54	7,682,744	7,678,205
Santander Drive Auto Receivables Trust Series 2018-3, Class C	3.510	08-15-23	5,525,000	5,514,284
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	4.350	10-20-48	6,688,464	6,741,135
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	12,903,500	13,157,699
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (A)	4.110	07-20-43	5,080,080	5,017,503
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	3,817,377	3,739,666
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	2,507,390	2,439,689
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	2.915	02-25-57	3,679,172	3,671,041
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	4,114,956	4,103,744
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	5,685,409	5,473,195
Verizon Owner Trust Series 2016-1A, Class A (A)	1.420	01-20-21	3,729,603	3,714,148
Wendy's Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	7,774,550	7,786,290
Series 2018-1A, Class A2I (A)	3.573	03-15-48	3,756,613	3,639,406

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
28	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 4.8%		$145,313,434
(Cost $142,489,053)
Energy 0.3%		9,382,436
Oil, gas and consumable fuels 0.3%
Hess Corp., 8.000%	156,400	9,382,436
Financials 2.2%		67,291,212
Banks 2.0%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	18,420	14,185,316
M&T Bank Corp., Series A, 6.375%	7,985	7,985,000
M&T Bank Corp., Series C, 6.375%	962	948,532
U.S. Bancorp, 5.500%	240,700	5,858,638
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	275,125	7,249,544
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	14,257	12,831,300
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	250,630	6,220,637
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	154,580	4,328,240
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%	145,045	7,684,005
Health care 0.4%		11,983,349
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	189,700	11,983,349
Industrials 0.3%		8,968,783
Machinery 0.3%
Fortive Corp., 5.000%	6,665	6,543,364
Stanley Black & Decker, Inc., 5.375%	24,880	2,425,419
Real estate 0.3%		8,165,320
Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%	7,545	8,165,320
Utilities 1.3%		39,522,334
Electric utilities 0.6%
NextEra Energy, Inc., 6.123%	317,525	18,860,985
Multi-utilities 0.7%
CenterPoint Energy, Inc., 7.000%	244,100	12,253,820
Dominion Energy, Inc., 6.750%	173,530	8,407,529

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

	Contracts/ Notional amount	Value
Purchased options 0.0%		$262,936
(Cost $681,820)
Puts 0.0%		262,936
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (H)(I)	46,805,000	262,936

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$3,056,308
(Cost $3,056,614)
John Hancock Collateral Trust (J)	2.3749(K)	305,551	3,056,308

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$33,458,000
(Cost $33,457,129)
U.S. Government Agency 0.3%				7,762,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	1,889,000	1,889,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	5,873,000	5,873,000

	Par value^	Value
Repurchase agreement 0.8%		25,696,000
Barclays Tri-Party Repurchase Agreement dated 11-30-18 at 2.260% to be repurchased at $22,991,329 on 12-3-18, collateralized by $22,172,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $23,441,813 including interest) and $10,000 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $9,434 including interest)	22,987,000	22,987,000
Repurchase Agreement with State Street Corp. dated 11-30-18 at 1.050% to be repurchased at $2,709,237 on 12-3-18, collateralized by $2,820,000 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $2,764,621 including interest)	2,709,000	2,709,000

Total investments (Cost $3,198,793,740) 98.4%	$2,999,590,973
Other assets and liabilities, net 1.6%	47,877,833
Total net assets 100.0%	$3,047,468,806

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
30	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $924,307,492 or 30.3% of the fund's net assets as of 11-30-18.
(B)	All or a portion of this security is on loan as of 11-30-18.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	31

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	88	Short	Mar 2019	$(10,471,778)	$(10,511,875)	$(40,097)
German Euro BUND Futures	1,067	Short	Dec 2018	(192,184,936)	(195,132,399)	(2,947,463)
						$(2,987,560)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	47,392,136	USD	34,266,318	Australia and New Zealand Banking Group	2/13/2019	$414,896	—
AUD	11,423,078	USD	8,268,824	Citibank N.A.	2/13/2019	90,500	—
AUD	11,420,942	USD	8,284,831	JPMorgan Chase Bank N.A.	2/13/2019	72,929	—
AUD	22,829,632	USD	16,578,581	UBS AG	2/13/2019	127,974	—
BRL	81,856,982	USD	20,114,801	Citibank N.A.	2/13/2019	964,649	—
BRL	27,089,045	USD	6,619,032	State Street Bank and Trust Company	2/13/2019	356,819	—
EUR	25,073,043	NOK	238,005,197	Citibank N.A.	2/13/2019	787,417	—
EUR	23,670,221	NOK	224,828,039	HSBC Bank USA	2/13/2019	727,124	—
EUR	2,188,123	NOK	20,797,472	State Street Bank and Trust Company	2/13/2019	65,592	—
EUR	3,257,585	NOK	30,940,676	UBS AG	2/13/2019	100,187	—
EUR	11,240,765	USD	13,186,688	Goldman Sachs Bank USA	2/13/2019	—	$(377,158)
GBP	2,196,000	USD	2,910,687	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(101,477)
GBP	7,249,575	USD	9,594,522	Toronto Dominion Bank	2/13/2019	—	(320,578)
MXN	327,624,751	USD	16,668,231	Citibank N.A.	2/13/2019	—	(746,909)
MXN	729,220,246	USD	36,793,803	Goldman Sachs Bank USA	2/13/2019	—	(1,356,461)
MXN	259,134,413	USD	13,314,700	HSBC Bank USA	2/13/2019	—	(721,749)
MXN	304,817,304	USD	15,564,991	JPMorgan Chase Bank N.A.	2/13/2019	—	(752,024)
MXN	1,013,307,276	USD	51,869,736	State Street Bank and Trust Company	2/13/2019	—	(2,626,840)
NOK	23,406,950	USD	2,812,349	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(79,811)
NZD	87,842,242	USD	58,346,717	Australia and New Zealand Banking Group	2/13/2019	2,107,725	—
NZD	11,591,921	USD	7,701,880	JPMorgan Chase Bank N.A.	2/13/2019	275,866	—
NZD	5,400,000	USD	3,557,686	State Street Bank and Trust Company	2/13/2019	158,681	—
NZD	23,561,914	USD	15,667,259	UBS AG	2/13/2019	548,429	—
SGD	44,840,205	USD	32,693,136	Citibank N.A.	2/13/2019	42,991	—
SGD	18,569,952	USD	13,565,601	Royal Bank of Canada	2/13/2019	—	(8,386)
USD	78,290,095	AUD	108,509,872	Australia and New Zealand Banking Group	2/13/2019	—	(1,116,624)
USD	24,697,601	AUD	34,042,132	Goldman Sachs Bank USA	2/13/2019	—	(214,179)
32	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	24,773,622	AUD	34,393,000	Morgan Stanley Capital Services, Inc.	2/13/2019	—	$(394,920)
USD	33,816,318	BRL	138,262,684	Citibank N.A.	2/13/2019	—	(1,788,479)
USD	6,600,886	BRL	24,594,901	Goldman Sachs Bank USA	2/13/2019	$267,315	—
USD	26,569,414	BRL	109,030,853	State Street Bank and Trust Company	2/13/2019	—	(1,507,730)
USD	20,746,885	DKK	131,280,000	UBS AG	2/13/2019	693,975	—
USD	77,027,223	EUR	65,429,736	HSBC Bank USA	2/13/2019	2,466,092	—
USD	12,309,181	GBP	9,466,216	State Street Bank and Trust Company	2/13/2019	199,621	—
USD	12,859,397	MXN	245,975,569	Citibank N.A.	2/13/2019	905,916	—
USD	39,771,995	MXN	787,071,784	Goldman Sachs Bank USA	2/13/2019	1,523,287	—
USD	91,004,886	MXN	1,811,549,789	JPMorgan Chase Bank N.A.	2/13/2019	2,970,427	—
USD	70,304,915	MXN	1,379,111,674	State Street Bank and Trust Company	2/13/2019	3,285,310	—
USD	159,767,981	NZD	239,009,520	Australia and New Zealand Banking Group	2/13/2019	—	(4,722,210)
USD	17,066,053	NZD	24,911,492	Bank of Montreal	2/13/2019	—	(78,435)
USD	8,531,625	NZD	12,455,746	Canadian Imperial Bank of Commerce	2/13/2019	—	(40,619)
USD	18,460,318	NZD	27,113,794	Citibank N.A.	2/13/2019	—	(199,830)
USD	21,351,056	NZD	31,076,879	HSBC Bank USA	2/13/2019	—	(36,551)
USD	12,674,449	NZD	18,503,142	JPMorgan Chase Bank N.A.	2/13/2019	—	(59,711)
USD	24,261,617	NZD	35,760,466	UBS AG	2/13/2019	—	(349,311)
USD	46,619,120	SGD	63,942,785	JPMorgan Chase Bank N.A.	2/13/2019	—	(63,074)
						$19,153,722	$(17,663,066)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
At 11-30-18, the aggregate cost of investments for federal income tax purposes was $3,154,756,420. Net unrealized depreciation aggregated to $156,662,351, of which $20,180,535 related to gross unrealized appreciation and $176,842,886 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	33

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,195,737,126) including $2,980,994 of securities loaned	$2,996,534,665
Affiliated investments, at value (Cost $3,056,614)	3,056,308
Total investments, at value (Cost $3,198,793,740)	2,999,590,973
Unrealized appreciation on forward foreign currency contracts	19,153,722
Cash	844
Foreign currency, at value (Cost $6,546,277)	6,519,859
Collateral held at broker for futures contracts	6,934,377
Collateral segregated at custodian for OTC derivative contracts	4,090,000
Dividends and interest receivable	32,059,616
Receivable for fund shares sold	1,568,110
Receivable for investments sold	9,258,173
Receivable for securities lending income	4,045
Other assets	231,262
Total assets	3,079,410,981
Liabilities
Unrealized depreciation on forward foreign currency contracts	17,663,066
Payable for futures variation margin	779,466
Distributions payable	429,010
Payable for investments purchased	1,271,747
Payable for fund shares repurchased	7,582,670
Payable upon return of securities loaned	3,060,000
Payable to affiliates
Accounting and legal services fees	149,186
Transfer agent fees	173,835
Distribution and service fees	18,795
Trustees' fees	8,209
Other liabilities and accrued expenses	806,191
Total liabilities	31,942,175
Net assets	$3,047,468,806
Net assets consist of
Paid-in capital	$3,302,030,179
Accumulated distributable earnings (accumulated loss)	(254,561,373)
Net assets	$3,047,468,806

34	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($550,500,257 ÷ 90,232,652 shares)[1]	$6.10
Class B ($28,861,018 ÷ 4,730,292 shares)[1]	$6.10
Class C ($173,733,679 ÷ 28,475,207 shares)[1]	$6.10
Class I ($771,151,587 ÷ 126,644,641 shares)	$6.09
Class R1 ($7,861,023 ÷ 1,284,343 shares)	$6.12
Class R2 ($6,924,229 ÷ 1,136,373 shares)	$6.09
Class R3 ($4,293,284 ÷ 704,100 shares)	$6.10
Class R4 ($138,591,913 ÷ 22,708,847 shares)	$6.10
Class R5 ($12,386,230 ÷ 2,032,906 shares)	$6.09
Class R6 ($1,353,165,586 ÷ 222,010,532 shares)	$6.10
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	35

STATEMENT OF OPERATIONS For the six months ended  11-30-18 (unaudited)

Investment income
Interest	$63,282,907
Dividends	4,555,959
Securities lending	53,383
Less foreign taxes withheld	(673,658)
Total investment income	67,218,591
Expenses
Investment management fees	5,276,738
Distribution and service fees	2,336,513
Accounting and legal services fees	289,704
Transfer agent fees	1,086,179
Trustees' fees	30,710
Custodian fees	347,811
State registration fees	99,603
Printing and postage	227,218
Professional fees	73,052
Other	73,229
Total expenses	9,840,757
Less expense reductions	(204,639)
Net expenses	9,636,118
Net investment income	57,582,473
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(21,349,330)
Affiliated investments	(3,386)
Futures contracts	(813,176)
Forward foreign currency contracts	20,372,987
(1,792,905)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(68,513,348)
Affiliated investments	(306)
Futures contracts	5,226,152
Forward foreign currency contracts	(12,266,599)
(75,554,101)
Net realized and unrealized loss	(77,347,006)
Decrease in net assets from operations	$(19,764,533)

36	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-18 (unaudited)	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$57,582,473	$134,674,475
Net realized loss	(1,792,905)	(12,620,289)
Change in net unrealized appreciation (depreciation)	(75,554,101)	(114,737,938)
Increase (decrease) in net assets resulting from operations	(19,764,533)	7,316,248
Distributions to shareholders
From net investment income and net realized gain
Class A	(9,429,818)	—
Class B	(452,336)	—
Class C	(2,473,843)	—
Class I	(14,291,344)	—
Class R1	(125,288)	—
Class R2	(127,119)	—
Class R3	(68,889)	—
Class R4	(2,416,207)	—
Class R5	(270,848)	—
Class R6	(26,210,213)	—
From net investment income
Class A	—	(19,133,651)
Class B	—	(1,338,964)
Class C	—	(6,610,221)
Class I	—	(59,504,767)
Class R1	—	(320,819)
Class R2	—	(282,353)
Class R3	—	(197,560)
Class R4	—	(4,676,333)
Class R5	—	(682,911)
Class R6	—	(41,779,349)
Total distributions	(55,865,905)	(134,526,928)
From fund share transactions	(285,323,678)	(1,093,157,575)
Total decrease	(360,954,116)	(1,220,368,255)
Net assets
Beginning of period	3,408,422,922	4,628,791,177
End of period[1]	$3,047,468,806	$3,408,422,922

[1]	Net assets - End of period includes undistributed net investment income of $55,275,691 in May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	37

Financial highlights
CLASS A SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71	$6.78
Net investment income[2]	0.10	0.20	0.17	0.17	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.02	(0.05)	(0.15)	(0.07)
Total from investment operations	(0.05)	(0.02)	0.19	0.12	0.09	0.22
Less distributions
From net investment income	(0.10)	(0.20)	(0.19)	(0.19)	(0.24)	(0.29)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.10)	(0.20)	(0.19)	(0.21)	(0.24)	(0.29)
Net asset value, end of period	$6.10	$6.25	$6.47	$6.47	$6.56	$6.71
Total return (%)[3,4]	(0.79) [5]	(0.43)	2.95	1.82	1.30	3.36
Ratios and supplemental data
Net assets, end of period (in millions)	$551	$607	$672	$913	$1,007	$1,258
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81 [6]	0.80	0.81	0.82	0.82	0.86
Expenses including reductions	0.80 [6]	0.79	0.81	0.81	0.81	0.86
Net investment income	3.36 [6]	3.03	2.69	2.67	3.67	4.43
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
38	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71	$6.78
Net investment income[2]	0.08	0.15	0.13	0.13	0.20	0.25
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.01	(0.06)	(0.16)	(0.08)
Total from investment operations	(0.07)	(0.07)	0.14	0.07	0.04	0.17
Less distributions
From net investment income	(0.08)	(0.15)	(0.14)	(0.14)	(0.19)	(0.24)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.08)	(0.15)	(0.14)	(0.16)	(0.19)	(0.24)
Net asset value, end of period	$6.10	$6.25	$6.47	$6.47	$6.56	$6.71
Total return (%)[3,4]	(1.14) [5]	(1.12)	2.24	1.12	0.59	2.64
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$42	$71	$98	$120	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51 [6]	1.50	1.51	1.52	1.52	1.56
Expenses including reductions	1.50 [6]	1.49	1.51	1.51	1.51	1.56
Net investment income	2.67 [6]	2.32	1.99	1.98	2.98	3.73
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	39

CLASS C SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71	$6.78
Net investment income[2]	0.08	0.15	0.13	0.13	0.20	0.25
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.01	(0.06)	(0.16)	(0.08)
Total from investment operations	(0.07)	(0.07)	0.14	0.07	0.04	0.17
Less distributions
From net investment income	(0.08)	(0.15)	(0.14)	(0.14)	(0.19)	(0.24)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.08)	(0.15)	(0.14)	(0.16)	(0.19)	(0.24)
Net asset value, end of period	$6.10	$6.25	$6.47	$6.47	$6.56	$6.71
Total return (%)[3,4]	(1.14) [5]	(1.12)	2.24	1.12	0.59	2.64
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$211	$320	$413	$479	$565
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51 [6]	1.50	1.51	1.52	1.52	1.56
Expenses including reductions	1.50 [6]	1.49	1.51	1.51	1.51	1.56
Net investment income	2.66 [6]	2.32	2.00	1.98	2.97	3.73
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
40	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.23	$6.46	$6.46	$6.55	$6.69	$6.77
Net investment income[2]	0.11	0.21	0.19	0.19	0.26	0.31
Net realized and unrealized gain (loss) on investments	(0.14)	(0.23)	0.02	(0.06)	(0.14)	(0.08)
Total from investment operations	(0.03)	(0.02)	0.21	0.13	0.12	0.23
Less distributions
From net investment income	(0.11)	(0.21)	(0.21)	(0.20)	(0.26)	(0.31)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.11)	(0.21)	(0.21)	(0.22)	(0.26)	(0.31)
Net asset value, end of period	$6.09	$6.23	$6.46	$6.46	$6.55	$6.69
Total return (%)[3]	(0.50) [4]	(0.29)	3.27	2.14	1.76	3.54
Ratios and supplemental data
Net assets, end of period (in millions)	$771	$837	$3,080	$3,175	$1,357	$1,148
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53 [5]	0.50	0.50	0.50	0.50	0.53
Expenses including reductions	0.52 [5]	0.49	0.49	0.50	0.50	0.53
Net investment income	3.64 [5]	3.31	3.02	2.96	3.97	4.75
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	41

CLASS R1 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.27	$6.49	$6.49	$6.59	$6.73	$6.80
Net investment income[2]	0.09	0.17	0.15	0.15	0.22	0.27
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.02	(0.07)	(0.15)	(0.07)
Total from investment operations	(0.06)	(0.05)	0.17	0.08	0.07	0.20
Less distributions
From net investment income	(0.09)	(0.17)	(0.17)	(0.16)	(0.21)	(0.27)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.09)	(0.17)	(0.17)	(0.18)	(0.21)	(0.27)
Net asset value, end of period	$6.12	$6.27	$6.49	$6.49	$6.59	$6.73
Total return (%)[3]	(0.96) [4]	(0.77)	2.60	1.33	1.11	3.02
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$13	$15	$15	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [5]	1.15	1.16	1.16	1.16	1.19
Expenses including reductions	1.15 [5]	1.14	1.15	1.15	1.15	1.19
Net investment income	3.02 [5]	2.67	2.36	2.33	3.32	4.09
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
42	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.55	$6.70	$6.77
Net investment income[2]	0.10	0.19	0.17	0.17	0.23	0.29
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.01	(0.06)	(0.15)	(0.07)
Total from investment operations	(0.05)	(0.03)	0.18	0.11	0.08	0.22
Less distributions
From net investment income	(0.10)	(0.19)	(0.18)	(0.18)	(0.23)	(0.29)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.10)	(0.19)	(0.18)	(0.20)	(0.23)	(0.29)
Net asset value, end of period	$6.09	$6.24	$6.46	$6.46	$6.55	$6.70
Total return (%)[3]	(0.85) [4]	(0.54)	2.86	1.58	1.35	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$9	$14	$11	$7	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [5]	0.90	0.91	0.90	0.91	0.91
Expenses including reductions	0.90 [5]	0.89	0.90	0.90	0.90	0.91
Net investment income	3.26 [5]	2.92	2.62	2.59	3.52	4.38
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	43

CLASS R3 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.70	$6.78
Net investment income[2]	0.10	0.18	0.16	0.16	0.23	0.28
Net realized and unrealized gain (loss) on investments	(0.16)	(0.22)	0.01	(0.06)	(0.15)	(0.09)
Total from investment operations	(0.06)	(0.04)	0.17	0.10	0.08	0.19
Less distributions
From net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.22)	(0.27)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.09)	(0.18)	(0.17)	(0.19)	(0.22)	(0.27)
Net asset value, end of period	$6.10	$6.25	$6.47	$6.47	$6.56	$6.70
Total return (%)[3]	(0.92) [4]	(0.68)	2.71	1.60	1.20	2.97
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$8	$7	$3	$2	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [5]	1.05	1.06	1.04	1.06	1.09
Expenses including reductions	1.04 [5]	1.04	1.05	1.03	1.05	1.09
Net investment income	3.08 [5]	2.79	2.50	2.44	3.48	4.18
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.57	$6.71	$6.78
Net investment income[2]	0.11	0.20	0.19	0.18	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.01	(0.06)	(0.14)	(0.07)
Total from investment operations	(0.04)	(0.02)	0.20	0.12	0.11	0.23
Less distributions
From net investment income	(0.11)	(0.20)	(0.20)	(0.20)	(0.25)	(0.30)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.11)	(0.20)	(0.20)	(0.22)	(0.25)	(0.30)
Net asset value, end of period	$6.10	$6.25	$6.47	$6.47	$6.57	$6.71
Total return (%)[3]	(0.72) [4]	(0.28)	3.11	1.83	1.62	3.52
Ratios and supplemental data
Net assets, end of period (in millions)	$139	$143	$145	$139	$45	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76 [5]	0.75	0.76	0.76	0.76	0.79
Expenses including reductions	0.65 [5]	0.64	0.65	0.65	0.65	0.69
Net investment income	3.51 [5]	3.18	2.86	2.82	3.74	4.58
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	45

CLASS R5 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.55	$6.70	$6.77
Net investment income[2]	0.12	0.22	0.20	0.20	0.27	0.32
Net realized and unrealized gain (loss) on investments	(0.16)	(0.22)	0.01	(0.06)	(0.16)	(0.08)
Total from investment operations	(0.04)	—	0.21	0.14	0.11	0.24
Less distributions
From net investment income	(0.11)	(0.22)	(0.21)	(0.21)	(0.26)	(0.31)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.11)	(0.22)	(0.21)	(0.23)	(0.26)	(0.31)
Net asset value, end of period	$6.09	$6.24	$6.46	$6.46	$6.55	$6.70
Total return (%)[3]	(0.62) [4]	(0.09)	3.32	2.19	1.66	3.74
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$17	$20	$13	$11	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46 [5]	0.45	0.46	0.46	0.46	0.48
Expenses including reductions	0.45 [5]	0.44	0.45	0.45	0.45	0.48
Net investment income	3.71 [5]	3.38	3.09	3.03	4.03	4.79
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.56	$6.70	$6.77
Net investment income[2]	0.12	0.22	0.20	0.20	0.26	0.32
Net realized and unrealized gain (loss) on investments	(0.15)	(0.22)	0.02	(0.07)	(0.14)	(0.07)
Total from investment operations	(0.03)	—	0.22	0.13	0.12	0.25
Less distributions
From net investment income	(0.11)	(0.22)	(0.22)	(0.21)	(0.26)	(0.32)
From net realized gain	—	—	—	(0.02)	—	—
Total distributions	(0.11)	(0.22)	(0.22)	(0.23)	(0.26)	(0.32)
Net asset value, end of period	$6.10	$6.24	$6.46	$6.46	$6.56	$6.70
Total return (%)[3]	(0.43) [4]	(0.03)	3.39	2.10	1.87	3.81
Ratios and supplemental data
Net assets, end of period (in millions)	$1,353	$1,525	$288	$191	$175	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.41 [5]	0.40	0.41	0.41	0.41	0.44
Expenses including reductions	0.40 [5]	0.39	0.38	0.38	0.39	0.42
Net investment income	3.75 [5]	3.45	3.15	3.10	3.88	4.83
Portfolio turnover (%)	15	48	41	37	51	50

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	47

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       48

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$699,031,120	—	$699,031,120	—
Corporate bonds	1,219,563,255	—	1,219,563,255	—
Convertible bonds	36,469,126	—	36,469,126	—
Capital preferred securities	54,399,278	—	54,399,278	—
Term loans	350,174,131	—	350,174,131	—
Collateralized mortgage obligations	306,665,782	—	306,665,782	—
Asset backed securities	151,197,603	—	151,197,603	—
Preferred securities	145,313,434	$113,994,015	31,319,419	—
Purchased options	262,936	—	262,936	—
Securities lending collateral	3,056,308	3,056,308	—	—
Short-term investments	33,458,000	—	33,458,000	—
Total investments in securities	$2,999,590,973	$117,050,323	$2,882,540,650	—
Derivatives:
Assets
Forward foreign currency contracts	$19,153,722	—	$19,153,722	—
Liabilities
Futures	(2,987,560)	$(2,987,560)	—	—
Forward foreign currency contracts	(17,663,066)	—	(17,663,066)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       49

counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       50

value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2018, the fund loaned securities valued at $2,980,994 and received $3,060,000 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

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The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2018 were $5,320.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2018, the fund has a short-term capital loss carryforward of $78,667,370 and a long-term capital loss carryforward of $31,536,688 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and contingent payment debt instruments.

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Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

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recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2018, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $205.6 million to $640.4 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.3 billion to $1.8 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended November 30, 2018, the fund used purchased options contracts to manage against anticipated currency exchange rates. The fund held purchased options contracts with market values ranging from $0.3 billion to $0.7 billion, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	—	($2,987,560)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$19,153,722	(17,663,066)
Total			$19,153,722	($20,650,626)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2018:

Statements of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	$20,372,987	$20,372,987
Interest rate	($813,176)	—	($813,176)
Total	($813,176)	$20,372,987	$19,559,811

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2018:

Statements of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies*	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	(418,884)	—	($12,266,599)	(12,685,483)
Interest rate	—	$5,226,152	—	5,226,152
Total	($418,884)	$5,226,152	($12,266,599)	(7,459,331)
* Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund's average daily net assets; (b) 0.45% of the next $150 million of the fund's average daily net assets; (c) 0.40% of the next $250 million of the fund's average daily net assets; (d) 0.35% of the next $150 million of the fund's average daily net assets; and (e) 0.30% of the fund's average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$23,965	Class R3	$190
Class B	1,472	Class R4	5,871
Class C	8,026	Class R5	625
Class I	33,431	Class R6	59,366
Class R1	358	Total	$133,639
Class R2	335

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2018 were equivalent to a net annual effective rate of 0.32% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other

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services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $71,000 for Class R4 shares for the six months ended November 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $131,435 for the six months ended November 30, 2018. Of this amount, $17,797 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $102,355 was paid as sales commissions to broker-dealers and $11,283 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2018, CDSCs received by the Distributor amounted to $3,657, $3,242 and $788 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$869,229	$321,195
Class B	177,822	19,706
Class C	969,583	107,555
Class I	—	534,133
Class R1	32,457	555
Class R2	20,226	518
Class R3	14,958	299

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Class	Distribution and service fees	Transfer agent fees
Class R4	$248,486	$9,107
Class R5	3,752	967
Class R6	—	92,144
Total	$2,336,513	$1,086,179

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$3,500,000	3	2.125%	$620

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2018 and the year ended May 31, 2018 were as follows:

		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,014,330	$31,053,358	17,201,850	$110,012,055
Distributions reinvested	1,359,690	8,395,654	2,629,196	16,904,829
Repurchased	(13,262,763)	(82,063,790)	(26,549,463)	(170,884,535)
Net decrease	(6,888,743)	$(42,614,778)	(6,718,417)	$(43,967,651)
Class B shares
Sold	25,296	$157,375	37,703	$242,998
Distributions reinvested	66,882	413,233	187,885	1,209,433
Repurchased	(2,120,258)	(13,124,537)	(4,446,193)	(28,637,515)
Net decrease	(2,028,080)	$(12,553,929)	(4,220,605)	$(27,185,084)
Class C shares
Sold	334,594	$2,073,246	1,205,231	$7,775,484
Distributions reinvested	358,654	2,215,093	927,671	5,967,773
Repurchased	(5,940,373)	(36,737,988)	(17,866,186)	(114,202,394)
Net decrease	(5,247,125)	$(32,449,649)	(15,733,284)	$(100,459,137)
Class I shares
Sold	25,861,667	$159,346,617	46,502,079	$299,786,118
Distributions reinvested	2,121,903	13,076,008	8,697,678	55,949,552
Repurchased	(35,659,857)	(219,748,888)	(398,000,139)	(2,559,425,999)
Net decrease	(7,676,287)	$(47,326,263)	(342,800,382)	$(2,203,690,329)

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		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	99,751	$619,292	416,209	$2,694,261
Distributions reinvested	17,098	105,921	40,303	260,016
Repurchased	(370,224)	(2,303,657)	(902,917)	(5,814,004)
Net decrease	(253,375)	$(1,578,444)	(446,405)	$(2,859,727)
Class R2 shares
Sold	131,922	$817,188	407,737	$2,630,942
Distributions reinvested	16,249	100,270	35,768	229,683
Repurchased	(393,368)	(2,426,764)	(1,226,709)	(7,935,357)
Net decrease	(245,197)	$(1,509,306)	(783,204)	$(5,074,732)
Class R3 shares
Sold	60,283	$373,088	429,477	$2,766,886
Distributions reinvested	11,027	68,073	30,742	197,467
Repurchased	(591,383)	(3,687,756)	(247,025)	(1,592,627)
Net increase (decrease)	(520,073)	$(3,246,595)	213,194	$1,371,726
Class R4 shares
Sold	1,613,614	$9,974,028	3,650,757	$23,537,956
Distributions reinvested	390,602	2,412,292	727,062	4,674,107
Repurchased	(2,203,725)	(13,612,519)	(3,820,954)	(24,604,830)
Net increase (decrease)	(199,509)	$(1,226,199)	556,865	$3,607,233
Class R5 shares
Sold	206,235	$1,273,514	1,334,055	$8,575,898
Distributions reinvested	43,077	265,749	104,593	671,824
Repurchased	(947,531)	(5,858,511)	(1,728,576)	(11,100,164)
Net decrease	(698,219)	$(4,319,248)	(289,928)	$(1,852,442)
Class R6 shares
Sold	12,003,470	$74,189,993	318,409,833	$2,050,624,753
Distributions reinvested	4,190,993	25,850,921	3,218,992	20,517,185
Repurchased	(38,610,719)	(238,540,181)	(121,805,225)	(784,189,370)
Net increase (decrease)	(22,416,256)	$(138,499,267)	199,823,600	$1,286,952,568
Total net decrease	(46,172,864)	$(285,323,678)	(170,398,566)	$(1,093,157,575)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $480,860,013 and $775,089,284, respectively, for the six months ended November 30, 2018.

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Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	7,198,540	(6,892,989)	305,551	—	—	($3,386)	($306)	$3,056,308
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       60

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       61

determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the fund underperformed its peer group average for the one-, three- and five-year periods and outperformed its peer group average for the ten-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group for the ten-year period, and management's discussion of the reasons for the fund's recent underperformance relative to the peer group. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       64

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       65

services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       67

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF691710	91SA 11/18 1/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2019